As Filed with the Securities and Exchange Commission on September 30, 2002
                                                              File No. 333-91060

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __
                       [x] Post-Effective Amendment No. 1


                                 ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 223-2139
                                _________________

                               KENNETH C. ANDERSON
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601
                               _________________



         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.




         This Post-Effective Amendment consists of the following:

               (1) Facing Sheet of the Registration Statement.

               (2) Part C to the Registration Statement (including signature page).

               Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-91060) filed on July 24, 2002.

         This Post-Effective Amendment is being filed solely to file an opinion of counsel supporting tax matters and consequences to shareholders and the agreement and plan of reorganization.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Section 10.2 of the Registrant's Trust Instrument provides as follows:

         10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
         Section 10.2.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

         10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 16.          EXHIBITS

(1)(a) Trust Instrument dated September 10, 1993, is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 16, 1996.

(1)(b) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(1)(c) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(2) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed via EDGAR on February 22, 1996.

(3)               Not Applicable.

(4)               Agreement and Plan of Reorganization is filed herewith.

(5)               Not Applicable.

(6)(a) Investment Advisory Agreement for ABN AMRO/TAMRO Small Cap Fund (formerly Alleghany/TAMRO Small Cap Fund) is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 1, 2001.

(6)(b) Investment Advisory Agreement for ABN AMRO/Chicago Capital Growth Fund (formerly Chicago Trust Growth and Income Fund) is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(7)(a) Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc., is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(7)(b) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc., is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement in Form N-1A as filed via EDGAR on December 28, 2001.

7(c) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(8)               Not Applicable.

(9)(a) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997, incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 27, 1998.

(9)(b) Amendment No. 2 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(9)(c) Amendment No. 3 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 29, 2000.

(9)(d) Form of Amendment No. 4 to the Custodian Agreement between Deutsche Bank/Bankers Trust Company and ABN AMRO Funds is incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(9)(e) Global Custody Agreement between ABN AMRO Funds and the Chase Manhattan Bank, dated August 13, 1998, including all amendments, is incorporated herein by reference to Exhibit
                  (g)(5) to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2002.

(10)(a) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(b) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(10)(c) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(d) 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(e) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(11) Opinion and Consent of Counsel is incorporated by reference to Exhibit (11) to the Registrant's Registration Statement on Form N-14 as filed via EDGAR on June 24, 2002.

(12) Opinion and Consent of Counsel supporting tax matters and consequences to shareholders is filed herewith.

(13)(a) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(b) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(c) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 1, 2001.

(13)(d) Form of Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(13)(e) Form of Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(f) Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 28, 1999.

(13)(g) Amendment No. 1 to the Administration Agreement is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(h) Amendment No. 2 to the Administration Agreement is incorporated by reference to Exhibit (h) of Post Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 29, 2000.

(13)(i) Amendment No. 3 to the Administration Agreement is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(j) Amendment No. 4 to the Administration Agreement is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(k) Amendment No. 5 to the Administration Agreement is incorporated by reference to Exhibit (h)(11) of Post-Effective Amendment No. 42 to the Registrant's Statement on Form N-1A as filed via EDGAR on June 17, 2002.

(13)(l) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(m) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
                  (h)(5) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(n) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 1, 2001.

(13)(o) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(13)(p) Form of Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(16) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(14)              Not Applicable.

(15)              Not Applicable.

(16) Power of Attorney for Trustees of the Registrant is incorporated by reference to Exhibit (16) to the Registrant's Registration Statement on Form N-14 as filed via EDGAR on June 24, 2002.

(17)(a) Prospectus and SAI for the ABN AMRO Funds dated March 1, 2002, are incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2002.

(17)(b) Audited Financial Statements for the ABN AMRO Funds dated October 31, 2001, are incorporated by reference to the Registrant's N-30D filings as filed via EDGAR on January 3, 2002.

(17)(c) Unaudited Financial Statements for the ABN AMRO Funds dated April 30, 2002, are incorporated by reference to the Registrant's N-30D filings as filed via EDGAR on June 27, 2002.

ITEM 17. UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned registrant undertakes to file, by post-effective amendment (i) an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the proxy statement/prospectus, which is part of the registration statement, and (ii) the agreement and plan of reorganization, within a reasonable time after receipt of such opinion and execution of such agreement, respectively,

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Chicago, the State of Illinois, on the 30th day of September 2002.

                                    ABN AMRO Funds


                                    By   /s/ Kenneth C. Anderson
                                      ------------------------------------------
                                         Kenneth C. Anderson, President

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


/s/ Leonard F. Amari*
Trustee                                                                                   September 30, 2002
------------------------------------                                                      ------------------
Leonard F. Amari                                                                                Date

/s/ Stuart D. Bilton*                           Chairman, Board of Trustees               September 30, 2002
------------------------------------                                                      ------------------
Stuart D. Bilton                                                                                Date

/s/ Arnold F. Brookstone*                                 Trustee                         September 30, 2002
------------------------------------                                                      ------------------
Arnold F. Brookstone                                                                            Date

/s/ Robert Feitler*                                       Trustee                         September 30, 2002
------------------------------------                                                      ------------------
Robert Feitler                                                                                  Date

/s/ Robert A. Kushner*                                    Trustee                         September 30, 2002
------------------------------------                                                      ------------------
Robert A. Kushner                                                                               Date

/s/ Gregory T. Mutz*                                      Trustee                         September 30, 2002
------------------------------------                                                      ------------------
Gregory T. Mutz                                                                                 Date

/s/ Robert B. Scherer*                                    Trustee                         September 30, 2002
------------------------------------                                                      ------------------
Robert B. Scherer                                                                               Date

/s/ Nathan Shapiro*                                       Trustee                         September 30, 2002
------------------------------------                                                      ------------------
Nathan Shapiro                                                                                  Date

/s/ Denis Springer*                                       Trustee                         September 30, 2002
------------------------------------                                                      ------------------
Denis Springer                                                                                  Date

/s/ James Wynsma*                                         Trustee                         September 30, 2002
------------------------------------                                                      ------------------
James Wynsma                                                                                    Date

/s/ Kenneth C. Anderson                                  President                        September 30, 2002
------------------------------------           (Principal Executive Officer)              ------------------
Kenneth C. Anderson                                                                             Date

/s/ Gerald F. Dillenburg                    Senior Vice President, Secretary &            September 30, 2002
------------------------------------         Treasurer (Principal Accounting &            ------------------
Gerald F. Dillenburg                                Financial Officer)                          Date


-------------
* Gerald F. Dillenburg signs this document pursuant to power of attorney previously filed.

                                  EXHIBIT INDEX


Ex. 99.4     Agreement and Plan of Reorganization.

Ex. 99.12    Opinion and Consent of Counsel supporting tax matters and
             consequences to shareholders.